Capital Adequacy Ratios of MHFG MHCB MHBK and MHTB (Parenthetical) (Detail) (Subsequent event, JPY ¥) In Billions, unless otherwise specified	1 Months Ended
Apr. 30, 2013
Mizuho Corporate Bank Limited
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Dividend payment	¥ 424.4
Mizuho Bank Limited
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Dividend payment	¥ 125.7